SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
August 2021 Private Placement
NOL Federal Carryforward	$ 1,291,000	$ 868,000
State NOL Carryforward	470,000	341,000
Inventory differences to inventory valuation	1,173,000	623,000
Stock option compensation expense	159,000	184,000
Right of use liability	1,022,000	118,000
Business interest limitation	151,000	138,000
Allowance for doubtful accounts	45,000	43,000
Reserve for estimated returns	384,000	89,000
Accrued vacation	7,000	14,000
Total	4,702,000	2,418,000
Less: valuation allowance	(3,600,000)	(2,104,000)
Net deferred tax asset	1,102,000	314,000
Depreciable and amortizable assets	(67,000)	(134,000)
ROU Asset	(1,000,000)	(111,000)
Prepaid expenses	(35,000)	(69,000)
Net deferred tax liability	(1,102,000)	(314,000)
Total